Events After the Reporting Period (Details) $ / shares in Units, $ / shares in Units, $ in Thousands, $ in Millions						6 Months Ended
	Nov. 20, 2025 USD ($)	Oct. 22, 2025 $ / shares shares	Oct. 20, 2025 USD ($) shares	Sep. 26, 2025 $ / shares shares	Sep. 26, 2024 $ / shares	Jun. 30, 2025 USD ($) $ / shares shares	Oct. 09, 2025	Aug. 31, 2025 shares	Jun. 30, 2025 ₪ / shares	Jun. 30, 2025 CAD ($) $ / shares shares	Dec. 31, 2024 USD ($) shares	Dec. 31, 2024 ₪ / shares	Dec. 30, 2024 shares	Jun. 30, 2024 USD ($)	Jun. 25, 2023 ₪ / shares	Jun. 01, 2022 shares
Events after the Reporting Period [Line Items]
Ordinary shares						534,605				534,605	515,640
Interest (in Dollars) | $						$ 810					$ 810			$ 810
Common shares par value (in Dollars per share) | (per share)					$ 0.0001				₪ 0.152			₪ 0.184			₪ 0.05
Equity debt (in Dollars) | $						10,000
Unsecured note						$ 716				$ 1
Percentage of common stock					16.75%
Forecast [Member]
Events after the Reporting Period [Line Items]
Ordinary shares		48,000,000	490,751
Interest (in Dollars) | $	$ 60,000
Interest percentage	8.00%	75.00%					50.90%
Payment of accrued (in Dollars) | $	$ 114,523
Number of warrants issued		59
Purchase of common share		1
Percentage of equity interest		84.00%
Percentage of fully diluted capital stock			100.00%
Percentage of common stock			16.75%
Warrants [member]
Events after the Reporting Period [Line Items]
Ordinary shares						172,174				172,174
Exercise price (in Dollars per share) | $ / shares						$ 3.1
Gross proceeds (in Dollars) | $						$ 1,120
Warrants [member] | Forecast [Member]
Events after the Reporting Period [Line Items]
Interest percentage		50.90%
Number of warrants issued		4,000,000
Ordinary shares [member]
Events after the Reporting Period [Line Items]
Ordinary shares						16,000,000		1,028,598		16,000,000			1,541,096			1
Ordinary shares [member] | Forecast [Member]
Events after the Reporting Period [Line Items]
Ordinary shares		63,300,000		361,548,000				1,028,598
Exercise price (in Dollars per share) | $ / shares				$ 11.6172
Exercise price per share (in Dollars per share) | $ / shares		$ 0.25
Miza Common Shares [Member]
Events after the Reporting Period [Line Items]
Ordinary shares						16,000,000				16,000,000
Interest percentage						7.00%				7.00%
Common shares par value (in Dollars per share) | $ / shares										$ 0.25
Miza Common Shares [Member] | Forecast [Member]
Events after the Reporting Period [Line Items]
Common shares par value (in Dollars per share) | $ / shares		$ 0.25
Miza Common Shares [Member] | Top of range [member]
Events after the Reporting Period [Line Items]
Ordinary shares						4,000,000				4,000,000
Forecast [Member]
Events after the Reporting Period [Line Items]
Transferred (in Dollars) | $			$ 700